Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Mar. 01, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Sound Mind Investing Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			3.15%	4.98%	7.80%
Sound Mind Investing Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.89%	2.23%	5.43%
Sound Mind Investing Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.73%	3.04%	5.45%
Sound Mind Investing Fund | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%	14.82%
Sound Mind Investing Fund | SMI Custom Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]		18.43%	9.84%	11.40%
SMI Multi-Strategy Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			13.97%	5.90%	7.19%
SMI Multi-Strategy Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			11.38%	3.91%	5.99%
SMI Multi-Strategy Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.25%	4.04%	5.45%
SMI Multi-Strategy Fund | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%	14.82%
SMI Multi-Strategy Fund | Bloomberg U.S. Aggregate Bond® Index
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)	2.01%
SMI Multi-Strategy Fund | Weighted Index (60% of the S&P 500® Total Return Index and 40% of the Bloomberg U.S. Aggregate Bond® Index)
Prospectus [Line Items]
Average Annual Return, Percent			13.70%	8.47%	9.78%
SMI Dynamic Allocation Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			22.49%	6.67%	5.72%
SMI Dynamic Allocation Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			18.60%	5.01%	4.62%
SMI Dynamic Allocation Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			14.71%	4.70%	4.21%
SMI Dynamic Allocation Fund | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%	14.82%
SMI Dynamic Allocation Fund | Bloomberg U.S. Aggregate Bond® Index
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)	2.01%
SMI Dynamic Allocation Fund | Weighted Index (60% of the S&P 500® Total Return Index and 40% of the Bloomberg U.S. Aggregate Bond® Index)
Prospectus [Line Items]
Average Annual Return, Percent			13.70%	8.47%	9.78%

[1]	Custom Index is comprised of 20% Russell 1000® Value Index, 20% Russell 1000® Growth Index, 20% Russell 2000® Value Index, 20% Russell 2000® Growth Index, and 20% MSCI EAFE Index.